Derecognition And Offset Of Financial Instruments Financial assets subject to offset enforceable master netting agreements or similar agreements (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets		₩ 62,669,493	₩ 47,951,934
Gross amounts of recognized financial assets set off		38,987,064	30,891,723
Net amounts of financial assets presented		23,682,429	17,060,211
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		22,646,512	15,400,985
Cash collateral received		174,415	69,834
Net amounts		₩ 861,502	₩ 1,589,392
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group has the right to offset certain derivatives assets and liabilities (including corresponding cash collateral placed or received) as well as certain spot foreign exchange receivables in case of default, insolvency or bankruptcy by one of the counterparties. These agreements do not qualify for offsetting on the Group’s balance sheet under IAS 32. The Group has entered into a sale under repurchase agreements and accounted it as collateralized borrowing. Also, the Group has entered into a purchase under resale agreement and accounted it as secured loans. The repurchase and resale agreement can have the offsetting right only under the trading party’s default, insolvency, or bankruptcy which do not satisfy the offsetting criteria of IAS 32, the Group recorded the collateralized borrowings in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counter-party’s default, insolvency or bankruptcy, thus the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement of which do not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold (purchased) under repurchase agreements as borrowings (loans and receivables).	The Group has the right to offset certain derivatives assets and liabilities (including corresponding cash collateral placed or received) as well as certain spot foreign exchange receivables in case of default, insolvency or bankruptcy by one of the counterparties. These agreements do not qualify for offsetting on the Group’s balance sheet under IAS 32. The Group has entered into a sale under repurchase agreements and accounted it as collateralized borrowing. Also, the Group has entered into a purchase under resale agreement and accounted it as secured loans. The repurchase and resale agreement can have the offsetting right only under the trading party’s default, insolvency, or bankruptcy which do not satisfy the offsetting criteria of IAS 32, the Group recorded the collateralized borrowings in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counter-party’s default, insolvency or bankruptcy, thus the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement of which do not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold (purchased) under repurchase agreements as borrowings (loans and receivables).
Derivative assets and others
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[1]	₩ 2,992,476	₩ 2,962,969
Gross amounts of recognized financial assets set off	[1]	1,710	8,442
Net amounts of financial assets presented	[1]	2,990,766	2,954,527
Receivable spot exchange
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[1]	3,767,726	4,678,089
Net amounts of financial assets presented	[1]	3,767,726	4,678,089
Derivative financial instruments assets and receivable spot exchange [Member]
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		5,787,448	6,546,232
Cash collateral received		174,415	69,834
Net amounts		796,629	1,016,550
Bonds purchased under resale agreements
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[1]	16,859,064	8,854,753
Net amounts of financial assets presented	[1]	16,859,064	8,854,753
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		16,859,064	8,854,753
Domestic exchanges receivable
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[1],[2]	39,050,227	31,456,123
Gross amounts of recognized financial assets set off	[1],[2]	38,985,354	30,883,281
Net amounts of financial assets presented	[1],[2]	64,873	572,842
Related amounts not set off in the consolidated statement of financial position
Net amounts		₩ 64,873	₩ 572,842

[1]	Others include derivatives held for trading, derivatives for hedging and equity linked securities related to derivatives.
[2]	Certain financial assets and liabilities are presented as offset.